Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Non-current assets:
Natural gas and oil properties, net	$ 4,205,736	$ 2,905,702
Property, plant and equipment, net	540,119	449,540
Intangible assets	13,027	15,180
Restricted cash	82,841	34,843
Derivative financial instruments	54,393	28,439
Deferred tax asset	265,731	259,287
Other non-current assets	13,904	6,270
Total non-current assets	5,175,751	3,699,261
Current assets:
Trade receivables, net	334,382	234,421
Cash and cash equivalents	23,743	5,990
Restricted cash	20,317	11,426
Derivative financial instruments	75,622	33,759
Other current assets	33,006	18,668
Total current assets	487,070	304,264
Total assets	5,662,821	4,003,525
Shareholders' equity:
Share capital	20,695	13,762
Share premium	1,378,049	1,262,711
Merger reserve	247,416	0
Treasury reserve	(147,695)	(119,006)
Share-based payment and other reserves	19,682	20,170
Retained earnings (accumulated deficit)	(801,968)	(724,960)
Equity attributable to owners of the parent	716,179	452,677
Non-controlling interest	11,507	11,879
Total equity	727,686	464,556
Non-current liabilities:
Asset retirement obligations	883,070	642,142
Leases	64,022	30,824
Borrowings	2,460,487	1,483,779
Deferred tax liability	7,764	8,011
Derivative financial instruments	594,793	608,869
Other non-current liabilities	18,602	5,384
Total non-current liabilities	4,028,738	2,779,009
Current liabilities:
Trade and other payables	81,304	35,013
Taxes payable	40,914	33,498
Borrowings	216,423	209,463
Leases	19,685	13,776
Derivative financial instruments	168,369	163,676
Other current liabilities	379,702	304,534
Total current liabilities	906,397	759,960
Total liabilities	4,935,135	3,538,969
Total equity and liabilities	$ 5,662,821	$ 4,003,525